Inventories	12 Months Ended
Dec. 31, 2013
Inventories [Abstract]
Inventories	4. Inventories: The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:
	2012	2013
Lubricants	$1,985	$1,726
Bunkers	1,628	-
Total	$3,613	$1,726
.